INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Federal			$ 0	$ 0	$ 0
State			213	224	205
Total current			213	224	205
Deferred tax expense (benefit)
Federal			(1,528)	(1,943)	(2,406)
State			(13,339)	(10,372)	(7,329)
Total deferred tax benefit			(14,867)	(12,315)	(9,735)
Valuation allowance			14,867	12,315	9,735
Income tax expense	$ 75	$ 63	$ 213	$ 224	$ 205